Segment Information (Schedule of Financial Information for the Company's Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Processing and services revenues	$ 6,595.2	$ 6,413.8	$ 6,063.4
Operating income	1,099.2	1,270.6	1,062.9
Earnings from continuing operations before income taxes	1,036.9	1,053.4	823.5
Depreciation and amortization	669.5	626.3	614.6
Total assets	26,268.8	14,520.5
Goodwill	14,744.7	8,877.6	8,500.0
Capital lease obligations	9.2	26.1	16.9
Continuing Operations [Member]
Segment Reporting Information [Line Items]
Processing and services revenues	6,595.2	6,413.8	6,063.4
Operating expenses	5,496.0	5,143.2	5,000.5
Operating income	1,099.2	1,270.6	1,062.9
Other income (expense) unallocated	(62.3)	(217.2)	(239.4)
Earnings from continuing operations before income taxes	1,036.9	1,053.4	823.5
Depreciation and amortization	669.5	626.3	614.6
Capital expenditures (1)	424.5	397.3	353.1
Total assets	26,268.2	14,512.5	13,958.5
Goodwill	14,744.7	8,877.6	8,500.0
IFS [Member]
Segment Reporting Information [Line Items]
Goodwill	7,676.0	6,626.8	6,552.6
GFS [Member]
Segment Reporting Information [Line Items]
Goodwill	6,605.4	1,990.2	1,686.8
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Goodwill	463.3	260.6	260.6
Operating Segments [Member] | IFS [Member] | Continuing Operations [Member]
Segment Reporting Information [Line Items]
Processing and services revenues	3,844.8	3,679.6	3,524.7
Operating expenses	2,502.6	2,420.3	2,289.1
Operating income	1,342.2	1,259.3	1,235.6
Depreciation and amortization	226.4	213.4	195.4
Capital expenditures (1)	235.3	207.1	202.2
Total assets	10,035.5	8,631.4	8,402.9
Goodwill	7,676.0	6,626.8
Operating Segments [Member] | GFS [Member] | Continuing Operations [Member]
Segment Reporting Information [Line Items]
Processing and services revenues	2,360.7	2,198.8	2,007.9
Operating expenses	1,954.7	1,848.7	1,704.7
Operating income	406.0	350.1	303.2
Depreciation and amortization	146.5	134.2	128.8
Capital expenditures (1)	167.6	155.1	128.8
Total assets	9,507.7	3,699.1	3,376.7
Goodwill	6,605.4	1,990.2
Operating Segments [Member] | Corporate and Other [Member] | Continuing Operations [Member]
Segment Reporting Information [Line Items]
Processing and services revenues	389.7	535.4	530.8
Operating expenses	1,038.7	874.2	1,006.7
Operating income	(649.0)	(338.8)	(475.9)
Depreciation and amortization	296.6	278.7	290.4
Capital expenditures (1)	21.6	35.1	22.1
Total assets	6,725.0	2,182.0	$ 2,178.9
Goodwill	$ 463.3	$ 260.6